Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Current Liabilities
Schedule of other current liabilities

	December 31,	December 31,
	2021	2022

	(in thousands)

Accrued payroll and related expenses	$18,515	22,586
Guarantee deposit received	-	14,251
Accrued mask, mold fees and other expenses for RD	13,379	10,330
Payable for purchases of building and equipment	3,481	2,670
Accrued software maintenance	4,359	3,850
Allowance for sales discounts	1,570	2,180
Lease liabilities	4,602	4,218
Provision on onerous inventory contract	-	5,791
Accrued insurance, welfare expenses, professional fee and others	13,638	9,659
	$59,544	75,535

Schedule of activity in the sales discounts

The activity in the sales discounts is as follows:

Allowance for sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year

	(in thousands)

Year 2020	$896	8,791	(8,878)	809
Year 2021	$809	13,632	(12,871)	1,570
Year 2022	$1,570	26,830	(26,220)	2,180